UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-04494

                             The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Semiannual Report — June 30, 2019

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Kevin V. Dreyer Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Jeffrey J. Jonas, CFA Portfolio Manager BS, Boston College

To Our Shareholders,

For the six months ended June 30, 2019, the net asset value (NAV) per class AAA Share of The Gabelli Asset Fund increased 15.5% compared with an increase of 18.5% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See page 2 for the performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2019.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2019 (a) (Unaudited)						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(3/3/86)
Class AAA (GABAX)	15.45%	5.65%	6.03%	12.70%	8.58%	11.63%
S&P 500 Index	18.54	10.42	10.71	14.70	8.75	10.47(d)
Dow Jones Industrial Average	15.36	12.14	12.24	14.97	9.14	11.43(d)
Nasdaq Composite Index	21.30	7.77	13.72	16.69	10.16	9.97(d)
Class A (GATAX)	15.47	5.64	6.04	12.70	8.58	11.63
With sales charge (b)	8.83	(0.43)	4.79	12.04	8.15	11.43
Class C (GATCX)	15.03	4.87	5.24	11.86	7.78	11.25
With contingent deferred sales charge (c)	14.03	3.87	5.24	11.86	7.78	11.25
Class I (GABIX)	15.60	5.91	6.30	12.98	8.79	11.73

In the current prospectuses dated April 30, 2019, the expense ratios for Class AAA, A, C, and I are 1.35%, 1.35%, 2.10%, and 1.10%, respectively. See page 14 for the expense ratios for the six months ended June 30, 2019. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the Adviser) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.

The Gabelli Asset Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2019 through June 30, 2019	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Asset Fund
Actual Fund Return
Class AAA	$1,000.00	$1,154.50	1.36%	$ 7.27
Class A	$1,000.00	$1,154.70	1.36%	$ 7.27
Class C	$1,000.00	$1,150.30	2.11%	$11.25
Class I	$1,000.00	$1,156.00	1.11%	$ 5.93
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.05	1.36%	$ 6.80
Class A	$1,000.00	$1,018.05	1.36%	$ 6.80
Class C	$1,000.00	$1,014.33	2.11%	$10.54
Class I	$1,000.00	$1,019.29	1.11%	$ 5.56

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2019:

The Gabelli Asset Fund

Food and Beverage	14.9%
Financial Services	10.0%
Equipment and Supplies	9.1%
Entertainment	6.0%
Diversified Industrial	5.3%
Health Care	4.7%
Machinery	4.3%
Cable and Satellite	3.8%
Consumer Products	3.8%
Business Services	3.3%
Environmental Services	3.0%
Energy and Utilities	3.0%
Electronics	2.9%
Automotive: Parts and Accessories	2.9%
Broadcasting	2.3%
Telecommunications	2.2%
Metals and Mining	2.2%
Aerospace	1.7%
Hotels and Gaming	1.6%
Retail	1.6%
Specialty Chemicals	1.4%

Consumer Services	1.4%
Publishing	1.3%
Computer Software and Services	1.1%
Transportation	1.0%
Automotive	0.9%
Building and Construction	0.9%
Aviation: Parts and Services	0.8%
Wireless Communications	0.7%
Real Estate	0.5%
Agriculture	0.4%
Closed-End Funds	0.3%
Manufactured Housing and Recreational Vehicles	0.3%
Communications Equipment	0.2%
U.S. Government Obligations	0.2%
Computer Hardware	0.0%*
Airlines	0.0%*
Other Assets and Liabilities (Net)	0.0%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.5%
	Aerospace — 1.7%
490,000	Aerojet Rocketdyne Holdings Inc.†	$1,457,435	$21,937,300
7,000	L3Harris Technologies Inc.	555,052	1,323,910
5,000	Lockheed Martin Corp.	147,750	1,817,700
6,000	Northrop Grumman Corp.	268,238	1,938,660
1,216,100	Rolls-Royce Holdings plc	8,815,731	12,979,064
89,893,100	Rolls-Royce Holdings plc, Cl. C†	115,990	114,160

		11,360,196	40,110,794

	Agriculture — 0.4%
220,000	Archer-Daniels-Midland Co.	2,515,131	8,976,000
2,200	Nutrien Ltd.	25,168	117,612
25,000	The Mosaic Co.	438,682	625,750

		2,978,981	9,719,362

	Airlines — 0.0%
4,328	American Airlines Group Inc.	1,387	141,136
100,000	American Airlines Group Inc., Escrow†	77	17,000

		1,464	158,136

	Automotive — 0.9%
5,000	Ferrari NV	197,962	807,100
10,000	General Motors Co.	316,500	385,300
389,000	Navistar International Corp.†	6,828,961	13,401,050
91,500	PACCAR Inc.	468,321	6,556,890
3,000	Volkswagen AG	119,556	515,618

		7,931,300	21,665,958

	Automotive: Parts and Accessories — 2.9%
138,000	BorgWarner Inc.	584,038	5,793,240
355,000	Dana Inc.	3,162,482	7,078,700
85,000	Freni Brembo SpA	163,152	979,100
18,600	Garrett Motion Inc.†	52,690	285,510
378,000	Genuine Parts Co.	8,993,145	39,153,240
43,000	Modine Manufacturing Co.†	275,372	615,330
25,300	O’Reilly Automotive Inc.†	633,646	9,343,796
30,000	Standard Motor Products Inc.	246,597	1,360,200
35,000	Superior Industries International Inc.	382,603	121,100
40,000	Tenneco Inc., Cl. A	785,350	443,600
35,000	Visteon Corp.†	1,871,108	2,050,300

		17,150,183	67,224,116

	Aviation: Parts and Services — 0.8%
1,700,000	BBA Aviation plc	3,837,490	6,092,478
44,500	Curtiss-Wright Corp.	136,282	5,657,285
110,500	Kaman Corp.	1,579,767	7,037,745

		5,553,539	18,787,508

Shares		Cost	Market Value
	Broadcasting — 2.3%
276,600	CBS Corp., Cl. A, Voting	$2,969,125	$13,841,064
18,000	Cogeco Inc.	342,646	1,148,547
40,000	Corus Entertainment Inc., Cl. B	64,982	187,740
35,250	Liberty Broadband Corp., Cl. A†	62,878	3,625,110
86,682	Liberty Broadband Corp., Cl. C†	436,340	9,033,998
33,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	15,739	1,183,380
61,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	31,266	2,282,010
50,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	20,644	1,890,500
210,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	1,062,879	7,975,800
330,000	MSG Networks Inc., Cl. A†	210,020	6,844,200
10,000	Naspers Ltd., Cl. N	393,199	2,427,774
240,000	Television Broadcasts Ltd.	1,092,829	401,244
40,000	Tokyo Broadcasting System Holdings Inc.	560,409	682,651
23,000	Tribune Media Co., Cl. A	845,434	1,063,060

		8,108,390	52,587,078

	Building and Construction — 0.9%
76,666	Arcosa Inc.	320,159	2,884,942
37,000	Assa Abloy AB, Cl. B	631,404	836,332
145,000	Fortune Brands Home & Security Inc.	1,923,822	8,283,850
89,478	Herc Holdings Inc.†	2,973,295	4,100,777
115,000	Johnson Controls International plc	2,284,758	4,750,650

		8,133,438	20,856,551

	Business Services — 3.3%
10,000	Blucora Inc.†	51,427	303,700
240,495	Clear Channel Outdoor Holdings Inc.†	803,254	1,135,136
20,000	Diebold Nixdorf Inc.†	169,243	183,200
27,000	Ecolab Inc.	213,560	5,330,880
56,532	Fly Leasing Ltd., ADR†	679,360	984,222
88,000	Live Nation Entertainment Inc.†	847,024	5,830,000
94,000	Macquarie Infrastructure Corp.	2,198,177	3,810,760
135,000	Mastercard Inc., Cl. A	526,500	35,711,550
2,400	MSC Industrial Direct Co. Inc., Cl. A	176,610	178,224
12,000	ServiceMaster Global Holdings Inc.†	499,938	625,080
30,000	The Brink’s Co.	683,360	2,435,400

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
400,000	The Interpublic Group of Companies Inc.	$2,977,693	$9,036,000
24,000	Vectrus Inc.†	116,767	973,440
61,000	Visa Inc., Cl. A	791,911	10,586,550

		10,734,824	77,124,142

	Cable and Satellite — 3.8%
129,000	AMC Networks Inc., Cl. A†	21,473	7,029,210
4,000	Charter Communications Inc., Cl. A†	273,019	1,580,720
390,000	Comcast Corp., Cl. A	3,432,895	16,489,200
281,200	DISH Network Corp., Cl. A†	5,652,878	10,800,892
92,000	EchoStar Corp., Cl. A†	2,676,481	4,077,440
147,900	Liberty Global plc, Cl. A†	525,759	3,991,821
372,000	Liberty Global plc, Cl. C†	3,384,981	9,869,160
20,857	Liberty Latin America Ltd., Cl. A†	77,222	359,366
40,000	Liberty Latin America Ltd., Cl. C†	214,510	687,600
550,000	Rogers Communications Inc., Cl. B	2,659,209	29,436,000
238,000	Shaw Communications Inc., Cl. B	393,482	4,850,440

		19,311,909	89,171,849

	Communications Equipment — 0.2%
110,000	Corning Inc.	350,559	3,655,300

	Computer Hardware — 0.0%
6,000	Apple Inc.	565,313	1,187,520

	Computer Software and Services — 1.1%
5,000	Alphabet Inc., Cl. C†	2,544,024	5,404,550
70,000	eBay Inc.	1,320,458	2,765,000
34,000	Fidelity National Information Services Inc.	502,698	4,171,120
285,000	Hewlett Packard Enterprise Co.	2,682,274	4,260,750
57,000	Internap Corp.†	504,964	171,570
5,000	Microsoft Corp.	158,896	669,800
7,992	NetScout Systems Inc.†	29,395	202,917
55,000	Rockwell Automation Inc.	1,567,536	9,010,650

		9,310,245	26,656,357

	Consumer Products — 3.8%
30,000	Brunswick Corp.	735,843	1,376,700
11,000	Christian Dior SE	307,335	5,766,235
55,000	Church & Dwight Co. Inc.	84,852	4,018,300
210,000	Edgewell Personal Care Co.†	3,429,897	5,659,500
238,000	Energizer Holdings Inc.	3,334,346	9,196,320
10,000	Essity AB, Cl. A	134,075	305,832
50,000	Essity AB, Cl. B	696,771	1,536,697

Shares		Cost	Market Value
3,400	Givaudan SA	$1,182,809	$9,598,853
30,000	Harley-Davidson Inc.	75,562	1,074,900
2,000	Hermes International	694,184	1,442,298
4,500	National Presto Industries Inc.	128,361	419,805
42,000	Reckitt Benckiser Group plc	1,288,438	3,314,428
100,000	Sally Beauty Holdings Inc.†	800,712	1,334,000
10,000	Svenska Cellulosa AB, Cl. A	35,640	101,441
42,000	Svenska Cellulosa AB, Cl. B	117,839	364,995
823,400	Swedish Match AB	8,474,183	34,758,517
4,000	The Estee Lauder Companies Inc., Cl. A	180,995	732,440
30,000	The Procter & Gamble Co.	875,164	3,289,500
30,000	Unilever plc, ADR	947,306	1,859,100
35,000	Wolverine World Wide Inc.	162,769	963,900

		23,687,081	87,113,761

	Consumer Services — 1.4%
5,000	Allegion plc	50,325	552,750
79,000	GCI Liberty Inc., Cl. A†	1,320,153	4,855,340
44,400	IAC/InterActiveCorp.†	456,407	9,658,332
20,000	Liberty Expedia Holdings Inc., Cl. A†	89,074	955,800
211,600	Qurate Retail Inc.†	782,233	2,621,724
361,000	Rollins Inc.	502,986	12,949,070

		3,201,178	31,593,016

	Diversified Industrial — 5.3%
500	Acuity Brands Inc.	5,901	68,955
5,000	Anixter International Inc.†	45,044	298,550
20,000	Colfax Corp.†	560,987	560,600
307,700	Crane Co.	4,707,175	25,674,488
97,000	Eaton Corp. plc	3,860,537	8,078,160
22,000	EnPro Industries Inc.	1,421,004	1,404,480
136,000	Greif Inc., Cl. A	3,098,343	4,426,800
180,000	Honeywell International Inc.	4,658,348	31,426,200
24,000	Ingersoll-Rand plc	355,983	3,040,080
220,000	ITT Inc.	1,507,788	14,405,600
30,000	Jardine Matheson Holdings Ltd.	1,557,901	1,890,600
124,000	Jardine Strategic Holdings Ltd.	2,937,194	4,728,120
250,000	Myers Industries Inc.	1,600,550	4,817,500
30,000	nVent Electric plc	331,439	743,700
30,000	Pentair plc	707,966	1,116,000
12,000	Sulzer AG	1,120,675	1,311,616
185,000	Textron Inc.	2,513,177	9,812,400
320,000	Toray Industries Inc.	2,290,603	2,431,424
230,000	Trinity Industries Inc.	922,000	4,772,500
4,000	Waters Corp.†	299,744	860,960

		34,502,359	121,868,733

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Electronics — 2.9%
1,200	Fortive Corp.	$5,064	$97,824
8,000	Kyocera Corp., ADR	111,725	524,400
1,500	Mettler-Toledo International Inc.†	212,220	1,260,000
100,667	Resideo Technologies Inc.†	1,460,158	2,206,621
2,200	Samsung Electronics Co. Ltd., GDR	401,884	2,237,400
821,000	Sony Corp., ADR	16,100,093	43,012,190
37,000	TE Connectivity Ltd.	929,999	3,543,860
100,000	Texas Instruments Inc.	2,334,642	11,476,000
12,000	Thermo Fisher Scientific Inc.	1,472,755	3,524,160

		23,028,540	67,882,455

	Energy and Utilities — 3.0%
2,000	Anadarko Petroleum Corp.	87,320	141,120
90,000	BP plc, ADR	2,087,329	3,753,000
94,000	Chevron Corp.	3,013,641	11,697,360
9,000	ConocoPhillips	162,773	549,000
113,000	Devon Energy Corp.	1,571,968	3,222,760
195,000	El Paso Electric Co.	2,396,743	12,753,000
34,000	Enbridge Inc.	782,276	1,226,720
90,000	EOG Resources Inc.	206,089	8,384,400
19,000	Exxon Mobil Corp.	272,056	1,455,970
160,000	Halliburton Co.	5,202,231	3,638,400
65,000	Kinder Morgan Inc.	1,263,191	1,357,200
30,000	KLX Energy Services Holdings Inc.†	868,928	612,900
13,000	Marathon Petroleum Corp.	625,725	726,440
223,000	National Fuel Gas Co.	10,797,111	11,763,250
49,200	Oceaneering International Inc.†	1,265,550	1,003,188
5,000	Phillips 66	189,129	467,700
47,727	Southwest Gas Holdings Inc.	823,951	4,277,294
95,000	The AES Corp.	263,150	1,592,200
220,000	Weatherford International plc†	114,664	11,000

		31,993,825	68,632,902

	Entertainment — 6.0%
195,500	Discovery Inc., Cl. A†	1,037,519	6,001,850
542,000	Discovery Inc., Cl. C†	2,821,896	15,419,900
293,333	Fox Corp., Cl. A	12,187,986	10,747,721
34,000	Fox Corp., Cl. B	1,394,109	1,242,020
775,000	Grupo Televisa SAB, ADR	7,598,039	6,541,000
49,000	Liberty Media Corp.-Liberty Braves, Cl. A†	860,445	1,362,200
138,071	Liberty Media Corp.-Liberty Braves, Cl. C†	2,054,328	3,861,846
13,000	Lions Gate Entertainment Corp., Cl. B	278,974	150,930
10,000	MultiChoice Group Ltd.†	69,034	95,115

Shares		Cost	Market Value
2,380	Nordic Entertainment Group AB, Cl. B	$48,504	$55,872
133,433	The Madison Square Garden Co., Cl. A†	723,396	37,353,234
278,500	The Walt Disney Co.	3,586,347	38,889,740
416,500	Viacom Inc., Cl. A	11,918,098	14,202,650
60,000	Viacom Inc., Cl. B	1,715,437	1,792,200
50,000	Vivendi SA	1,170,712	1,376,460

		47,464,824	139,092,738

	Environmental Services — 3.0%
490,000	Republic Services Inc.	4,659,173	42,453,600
20,000	Stericycle Inc.†	1,268,535	955,000
75,000	Waste Connections Inc.	2,531,362	7,168,500
160,000	Waste Management Inc.	2,395,174	18,459,200

		10,854,244	69,036,300

	Equipment and Supplies — 9.1%
686,000	AMETEK Inc.	1,060,168	62,316,240
12,000	Amphenol Corp., Cl. A	23,162	1,151,280
12,000	AZZ Inc.	478,338	552,240
91,000	CIRCOR International Inc.†	853,326	4,186,000
110,000	Crown Holdings Inc.†	495,913	6,721,000
155,000	CTS Corp.	874,137	4,274,900
4,670	Danaher Corp.	31,340	667,436
507,900	Donaldson Co. Inc.	811,077	25,831,794
530,000	Flowserve Corp.	2,350,441	27,925,700
157,000	Graco Inc.	2,619,786	7,878,260
174,400	IDEX Corp.	639,036	30,021,216
50,000	Interpump Group SpA	196,504	1,538,497
16,000	Lawson Products Inc.†	267,152	587,680
130,000	Mueller Industries Inc.	3,471,364	3,805,100
170,000	Sealed Air Corp.	3,630,350	7,272,600
23,250	The Manitowoc Co. Inc.†	52,334	413,850
50,000	The Timken Co.	1,857,522	2,567,000
20,000	The Toro Co.	345,464	1,338,000
75,000	The Weir Group plc	315,592	1,472,988
22,500	Valmont Industries Inc.	180,803	2,853,225
194,500	Watts Water Technologies Inc., Cl. A	2,142,323	18,123,510

		22,696,132	211,498,516

	Financial Services — 10.0%
12,600	Alleghany Corp.†	1,966,552	8,581,986
54,000	AllianceBernstein Holding LP	336,843	1,604,880
244,000	American Express Co.	4,763,170	30,119,360
3,000	Ameriprise Financial Inc.	95,388	435,480
32,000	Argo Group International Holdings Ltd.	707,851	2,369,600
50,000	Bank of America Corp.	426,985	1,450,000
120	Berkshire Hathaway Inc., Cl. A†	363,030	38,202,000
5,000	BKF Capital Group Inc.†	121,860	48,500

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
25,000	Citigroup Inc.	$721,640	$1,750,750
40,000	GAM Holding AG†	302,901	184,880
90,000	H&R Block Inc.	1,345,767	2,637,000
46,000	Interactive Brokers Group Inc., Cl. A	749,277	2,493,200
35,000	Jefferies Financial Group Inc.	324,217	673,050
126,300	JPMorgan Chase & Co.	4,548,338	14,120,340
79,463	Kinnevik AB, Cl. A	1,561,323	2,160,681
50,000	Kinnevik AB, Cl. B	922,895	1,300,324
169,000	KKR & Co. Inc., Cl. A	2,290,318	4,270,630
145,000	Legg Mason Inc.	2,932,902	5,550,600
2,000	LendingTree Inc.†	15,856	840,060
40,000	Loews Corp.	1,577,090	2,186,800
32,000	M&T Bank Corp.	2,128,536	5,442,240
75,000	Marsh & McLennan Companies Inc.	2,050,677	7,481,250
89,000	PayPal Holdings Inc.†	2,842,191	10,186,940
15,000	Popular Inc.	230,504	813,600
140,000	State Street Corp.	3,962,259	7,848,400
19,000	SunTrust Banks Inc.	400,354	1,194,150
32,000	T. Rowe Price Group Inc.	517,894	3,510,720
80,000	The Blackstone Group Inc., Cl. A	1,292,771	3,553,600
600,000	The Bank of New York Mellon Corp.	16,675,505	26,490,000
13,500	The Goldman Sachs Group Inc.	1,573,808	2,762,100
55,000	The Hartford Financial Services Group Inc.	1,712,879	3,064,600
130,000	The PNC Financial Services Group Inc.	7,423,889	17,846,400
10,000	Value Line Inc.	137,382	275,100
15,000	W. R. Berkley Corp.	361,815	988,950
136,000	Waddell & Reed Financial Inc., Cl. A	2,668,939	2,267,120
370,000	Wells Fargo & Co.	10,770,196	17,508,400

		80,823,802	232,213,691

	Food and Beverage — 14.9%
915,900	Brown-Forman Corp., Cl. A	4,171,807	50,374,500
180,600	Brown-Forman Corp., Cl. B	787,752	10,010,658
28,000	Campbell Soup Co.	762,804	1,121,960
800,000	China Mengniu Dairy Co. Ltd.	1,191,136	3,097,917
35,000	Chr. Hansen Holding A/S	1,502,296	3,286,640
25,000	Coca-Cola European Partners plc	489,113	1,412,500
16,500	Coca-Cola HBC AG	231,193	622,760
345,000	Conagra Brands Inc.	8,513,899	9,149,400
28,000	Constellation Brands Inc., Cl. A	650,779	5,514,320
40,000	Crimson Wine Group Ltd.†	315,347	320,000

Shares		Cost	Market Value
203,000	Danone SA	$9,201,273	$17,196,934
826,200	Davide Campari-Milano SpA	2,623,199	8,093,553
251,000	Diageo plc, ADR	8,864,630	43,252,320
80,000	Farmer Brothers Co.†	983,002	1,309,600
315,000	Flowers Foods Inc.	637,434	7,330,050
40,000	Fomento Economico Mexicano SAB de CV, ADR	1,367,763	3,870,000
240,000	General Mills Inc.	3,604,212	12,604,800
1,850,000	Grupo Bimbo SAB de CV, Cl. A	763,619	3,856,386
10,000	Heineken Holding NV	407,450	1,049,543
86,500	Heineken NV	3,933,214	9,652,968
20,000	Heineken NV, ADR	481,150	1,114,600
160,000	ITO EN Ltd.	3,457,147	7,449,798
11,000	John Bean Technologies Corp.	172,494	1,332,430
33,000	Kellogg Co.	889,687	1,767,810
74,300	Kerry Group plc, Cl. A	971,930	8,871,087
410,000	Kikkoman Corp.	4,638,934	17,835,181
55,000	Lamb Weston Holdings Inc.	1,110,623	3,484,800
19,800	LVMH Moet Hennessy Louis Vuitton SE	701,482	8,427,209
60,000	Maple Leaf Foods Inc.	1,064,352	1,314,039
23,000	MEIJI Holdings Co. Ltd.	501,374	1,642,629
306,000	Mondelēz International Inc., Cl. A	6,016,385	16,493,400
48,000	Morinaga Milk Industry Co. Ltd.	886,651	1,898,808
7,000	National Beverage Corp.	448,789	312,410
48,000	Nestlé SA	2,821,303	4,969,146
133,000	Nissin Foods Holdings Co. Ltd.	4,494,942	8,561,146
68,000	PepsiCo Inc.	2,234,462	8,916,840
67,000	Pernod Ricard SA	5,953,420	12,345,895
104,000	Post Holdings Inc.†	1,865,895	10,812,880
93,000	Remy Cointreau SA	5,655,846	13,409,140
17,000	Suntory Beverage & Food Ltd.	541,830	738,719
21,000	The Coca-Cola Co.	460,405	1,069,320
35,000	The Hain Celestial Group Inc.†	367,693	766,500
22,000	The J.M. Smucker Co.	838,139	2,534,180
15,000	The Kraft Heinz Co.	826,690	465,600
340,000	Tingyi (Cayman Islands) Holding Corp.	796,553	567,559
136,000	Tootsie Roll Industries Inc.	1,145,419	5,022,480
5,000	Tyson Foods Inc., Cl. A	39,954	403,700
146,300	Yakult Honsha Co. Ltd.	3,479,454	8,616,658

		103,864,925	344,270,773

	Health Care — 4.7%
15,000	Abbott Laboratories	819,444	1,261,500
10,000	Alexion Pharmaceuticals Inc.†	1,120,392	1,309,800

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
20,500	Allergan plc	$3,008,349	$3,432,315
37,000	AmerisourceBergen Corp.	2,317,877	3,154,620
30,500	Amgen Inc.	141,229	5,620,540
6,000	Anthem Inc.	1,683,733	1,693,260
45,000	Bausch Health Cos. Inc.†	869,318	1,134,900
42,000	Baxter International Inc.	1,253,665	3,439,800
7,500	Becton, Dickinson and Co.	754,832	1,890,075
9,000	Biogen Inc.†	57,160	2,104,830
7,800	Bio-Rad Laboratories Inc., Cl. A†	1,573,517	2,438,202
400,000	BioScrip Inc.†	826,412	1,040,000
20,000	Boston Scientific Corp.†	115,500	859,600
122,000	Bristol-Myers Squibb Co.	3,239,737	5,532,700
33,000	Cardiovascular Systems Inc.†	940,824	1,416,690
9,000	Celgene Corp.†	794,934	831,960
14,000	Chemed Corp.	238,397	5,051,760
18,000	Cigna Corp.	2,329,555	2,835,900
14,000	CONMED Corp.	269,954	1,197,980
27,600	Covetrus Inc.†	322,153	675,096
25,000	DaVita Inc.†	1,484,023	1,406,500
120,000	Demant A/S†	1,119,665	3,731,176
10,000	DENTSPLY SIRONA Inc.	360,193	583,600
6,000	Eli Lilly & Co.	197,779	664,740
190,000	Evolent Health Inc., Cl. A†	2,971,272	1,510,500
20,000	Gerresheimer AG	1,276,756	1,472,545
15,000	HCA Healthcare Inc.	994,552	2,027,550
61,000	Henry Schein Inc.†	905,717	4,263,900
40,000	Indivior plc†	25,984	21,676
10,000	Integer Holdings Corp.†	454,198	839,200
43,000	Johnson & Johnson	2,631,538	5,989,040
11,000	Laboratory Corp. of America Holdings†	1,753,786	1,901,900
10,000	Ligand Pharmaceuticals Inc.†	1,721,309	1,141,500
10,000	McKesson Corp.	896,751	1,343,900
25,000	Medtronic plc	1,881,416	2,434,750
93,000	Merck & Co. Inc.	2,358,406	7,798,050
30,000	Mylan NV†	1,736,680	571,200
20,000	Nevro Corp.†	1,048,170	1,296,600
27,322	Orthofix Medical Inc.†	903,441	1,444,787
40,000	Patterson Cos. Inc.	1,139,685	916,000
17,500	Perrigo Co. plc	1,049,300	833,350
25,000	PetIQ Inc.†	827,140	824,000
37,500	Quidel Corp.†	507,737	2,224,500
400	Regeneron Pharmaceuticals Inc.†	43,670	125,200
55,000	Roche Holding AG, ADR	1,036,655	1,930,500
14,000	Spark Therapeutics Inc.†	1,487,228	1,433,320
9,000	Stryker Corp.	431,213	1,850,220
65,442	Takeda Pharmaceutical Co. Ltd., ADR	1,265,648	1,158,323

Shares		Cost	Market Value
4,000	The Cooper Companies Inc.	$941,320	$1,347,560
8,000	UnitedHealth Group Inc.	458,571	1,952,080
43,000	Wright Medical Group NV†	885,370	1,282,260
38,000	Zimmer Biomet Holdings Inc.	3,485,096	4,474,120
7,000	Zoetis Inc.	304,922	794,430

		61,262,173	108,510,505

	Hotels and Gaming — 1.6%
14,000	Accor SA	433,947	600,957
10,500	Churchill Downs Inc.	115,298	1,208,235
350,000	Genting Singapore Ltd.	367,220	237,990
18,000	Hyatt Hotels Corp., Cl. A	600,766	1,370,340
44,000	Las Vegas Sands Corp.	116,963	2,599,960
4,650,000	Mandarin Oriental International Ltd.	8,039,380	8,277,000
405,000	MGM Resorts International	4,461,518	11,570,850
80,000	Ryman Hospitality Properties Inc., REIT	3,407,919	6,487,200
2,000,000	The Hongkong & Shanghai Hotels Ltd.	2,722,562	2,606,347
30,000	Universal Entertainment Corp.	159,765	894,588
6,000	Wyndham Destinations Inc.	65,129	263,400
7,000	Wyndham Hotels & Resorts Inc.	89,335	390,180
10,000	Wynn Resorts Ltd.	680,744	1,239,900

		21,260,546	37,746,947

	Machinery — 4.3%
120,000	Caterpillar Inc.	789,580	16,354,800
1,427,400	CNH Industrial NV	11,255,730	14,673,672
218,600	CNH Industrial NV, Borsa ltaliana	2,006,098	2,241,605
208,000	Deere & Co.	1,462,866	34,467,680
50,000	Mueller Water Products Inc., Cl. A	414,557	491,000
93,000	Welbilt Inc.†	175,205	1,553,100
361,000	Xylem Inc.	3,041,833	30,194,040

		19,145,869	99,975,897

	Manufactured Housing and Recreational Vehicles — 0.3%
31,500	Cavco Industries Inc.†	596,101	4,962,510
20,000	Nobility Homes Inc.	192,816	450,000
29,800	Skyline Champion Corp.†	156,093	815,924

		945,010	6,228,434

	Metals and Mining — 2.2%
56,000	Agnico Eagle Mines Ltd.	1,821,420	2,869,440
165,000	Barrick Gold Corp.	1,647,914	2,602,050
15,000	Cleveland-Cliffs Inc.	94,012	160,050
90,000	Franco-Nevada Corp.	3,113,147	7,639,200
140,000	Freeport-McMoRan Inc.	1,521,338	1,625,400
45,000	Kinross Gold Corp.†	251,762	174,600
24,000	New Hope Corp. Ltd.	32,183	45,661

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
518,000	Newmont Goldcorp Corp.	$10,581,493	$19,927,460
120,000	Royal Gold Inc.	5,183,543	12,298,800
70,009	TimkenSteel Corp.†	900,792	569,173
100,000	Turquoise Hill Resources Ltd.†	240,000	124,000
84,000	Wheaton Precious Metals Corp.	1,589,928	2,031,120

		26,977,532	50,066,954

	Publishing — 1.3%
52,000	Meredith Corp.	1,083,832	2,863,120
128,000	News Corp., Cl. A	638,332	1,726,720
100,000	S&P Global Inc.	769,566	22,779,000
185,000	The E.W. Scripps Co., Cl. A	2,093,699	2,828,650
10,000	The New York Times Co., Cl. A	89,319	326,200

		4,674,748	30,523,690

	Real Estate — 0.5%
16,500	Brookfield Asset Management Inc., Cl. A	291,551	788,370
104,000	Griffin Industrial Realty Inc.	1,510,666	3,676,400
10,000	Host Hotels & Resorts Inc., REIT	200,228	182,200
240,000	The St. Joe Co.†	1,849,359	4,147,200
95,000	Weyerhaeuser Co., REIT	1,962,146	2,502,300

		5,813,950	11,296,470

	Retail — 1.6%
31,000	Aaron’s Inc.	45,133	1,903,710
94,138	AutoNation Inc.†	733,604	3,948,148
44,000	Costco Wholesale Corp.	2,185,187	11,627,440
130,000	CVS Health Corp.	4,166,986	7,083,700
100,000	Macy’s Inc.	1,101,925	2,146,000
8,000	Rush Enterprises Inc., Cl. B	181,967	295,280
43,000	The Cheesecake Factory Inc.	1,269,965	1,879,960
21,000	The Home Depot Inc.	650,449	4,367,370
122,700	The Kroger Co.	372,275	2,663,817
25,000	Walgreens Boots Alliance Inc.	1,322,106	1,366,750

		12,029,597	37,282,175

	Specialty Chemicals — 1.4%
20,000	Ashland Global Holdings Inc.	747,123	1,599,400
16,666	DuPont de Nemours Inc.	1,661,700	1,251,117
440,000	Ferro Corp.†	2,607,818	6,952,000
35,000	GCP Applied Technologies Inc.†	956,417	792,400
113,000	H.B. Fuller Co.	2,853,561	5,243,200
53,500	International Flavors & Fragrances Inc.	2,284,989	7,762,315
9,000	Linde plc	1,455,660	1,807,200
340,000	OMNOVA Solutions Inc.†	930,956	2,118,200

Shares		Cost	Market Value
48,000	Sensient Technologies Corp.	$783,187	$3,527,040
18,000	SGL Carbon SE†	172,526	146,345
45,000	Valvoline Inc.	519,550	878,850

		14,973,487	32,078,067

	Telecommunications — 2.2%
65,000	CenturyLink Inc.	951,991	764,400
112,000	Cincinnati Bell Inc.†	1,619,606	554,400
160,000	Deutsche Telekom AG, ADR	2,418,914	2,774,400
30,000	Hellenic Telecommunications Organization SA	435,110	443,469
25,000	Hellenic Telecommunications Organization SA, ADR	111,368	180,250
30,000	Intelsat SA†	640,133	583,500
90,607	Loral Space & Communications Inc.†	3,533,834	3,126,848
6,000	Orange SA, ADR	63,335	94,320
350,000	Sprint Corp.†	1,897,632	2,299,500
2,815,600	Telecom Italia SpA†	1,527,200	1,537,418
175,000	Telecom Italia SpA, ADR†	1,222,253	967,750
39,981	Telefonica Brasil SA, ADR	373,700	520,553
245,000	Telefonica SA, ADR	2,812,942	2,031,050
935,510	Telephone & Data Systems Inc.	18,732,537	28,439,504
230,000	Telesites SAB de CV†	154,371	142,119
145,000	VEON Ltd., ADR	603,407	406,000
100,000	Verizon Communications Inc.	3,158,369	5,713,000
25,000	Zayo Group Holdings Inc.†	644,025	822,750

		40,900,727	51,401,231

	Transportation — 1.0%
272,000	GATX Corp.	6,865,313	21,566,880
4,000	Kansas City Southern	7,317	487,280

		6,872,630	22,054,160

	Wireless Communications — 0.7%
115,000	America Movil SAB de CV, Cl. L, ADR	351,470	1,674,400
14,000	Millicom International Cellular SA	885,695	782,110
51,000	Millicom International Cellular SA, SDR	2,915,417	2,869,596
208,000	NTT DoCoMo Inc.	2,956,445	4,847,192
20,000	Tim Participacoes SA, ADR	148,920	299,400
30,000	T-Mobile US Inc.†	853,015	2,224,200
56,000	United States Cellular Corp.†	2,357,731	2,501,520

		10,468,693	15,198,418

	TOTAL COMMON STOCKS	708,932,213	2,304,470,504

	CLOSED-END FUNDS — 0.3%
82,000	Altaba Inc.†	1,170,386	5,688,340
11,417	Royce Global Value Trust Inc.	99,328	120,449

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	CLOSED-END FUNDS (Continued)
87,450	Royce Value Trust Inc.	$1,094,146	$1,217,304

		2,363,860	7,026,093

	TOTAL CLOSED-END FUNDS	2,363,860	7,026,093

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%, 01/15/32	674,937	530,544

	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp.†(a)	0	200

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$3,670,000	U.S. Treasury Bills, 2.055% to 2.111%††, 09/19/19 to 09/26/19	3,652,408	3,652,444

	TOTAL INVESTMENTS — 100.0%	$715,623,418	2,315,679,785

	Other Assets and Liabilities (Net) — 0.0%		(806,674)

	NET ASSETS — 100.0%		$2,314,873,111

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $715,623,418)	$2,315,679,785
Foreign currency, at value (cost $61,043)	61,252
Cash	184,005
Receivable for investments sold	305,755
Receivable for Fund shares sold	97,564
Dividends and interest receivable	2,678,837
Prepaid expenses	56,027

Total Assets	2,319,063,225

Liabilities:
Payable for investments purchased	843
Payable for Fund shares redeemed	1,357,273
Payable for investment advisory fees	1,871,335
Payable for distribution fees	381,159
Payable for accounting fees	7,500
Payable for shareholder services fees	298,291
Other accrued expenses	273,713

Total Liabilities	4,190,114

Net Assets
(applicable to 40,646,189 shares outstanding)	$2,314,873,111

Net Assets Consist of:
Paid-in capital	$586,829,443
Total distributable earnings	1,728,043,668

Net Assets	$2,314,873,111

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,695,373,804 ÷ 29,701,340 shares outstanding)	$57.08
Class A:
Net Asset Value and redemption price per share ($38,865,692 ÷ 688,633 shares outstanding)	$56.44
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$59.88
Class C:
Net Asset Value and offering price per share ($37,485,243 ÷ 725,661 shares outstanding)	$51.66	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($543,148,372 ÷ 9,530,555 shares outstanding)	$56.99

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $649,972)	$18,853,157
Interest	9,325

Total Income	18,862,482

Expenses:
Investment advisory fees	11,297,158
Distribution fees - Class AAA	2,071,670
Distribution fees - Class A	41,942
Distribution fees - Class C	200,977
Shareholder services fees	652,147
Custodian fees	142,660
Interest expense	131,074
Shareholder communications expenses	109,347
Trustees’ fees	93,724
Registration expenses	42,970
Legal and audit fees	33,970
Accounting fees	22,500
Miscellaneous expenses	54,846

Total Expenses	14,894,985

Less:
Expenses paid indirectly by broker (See Note 6)	(9,409)

Net Expenses	14,885,576

Net Investment Income	3,976,906

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	130,528,188
Net realized loss on foreign currency transactions	(10,678)

Net realized gain on investments and foreign currency transactions	130,517,510

Net change in unrealized appreciation/depreciation:
on investments	189,256,739
on foreign currency translations	5,583

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	189,262,322

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	319,779,832

Net Increase in Net Assets Resulting from Operations	$323,756,738

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$3,976,906	$9,198,777
Net realized gain on investments and foreign currency transactions	130,517,510	212,088,674
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	189,262,322	(398,144,527)

Net Increase/(Decrease) in Net Assets Resulting from Operations	323,756,738	(176,857,076)

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(144,412,932)
Class A	—	(2,562,379)
Class C	—	(3,977,895)
Class I	—	(47,573,628)

Total Distributions to Shareholders	—	(198,526,834)

Shares of Beneficial Interest Transactions:
Class AAA	(107,701,888)	(133,265,773)
Class A	4,691,338	(5,437,841)
Class C	(8,877,762)	(15,546,195)
Class I	(31,556,067)	(1,035,992)
Class T*	—	(1,176)

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(143,444,379)	(155,286,977)

Redemption Fees	796	1,445

Net Increase/(Decrease) in Net Assets	180,313,155	(530,669,442)
Net Assets:
Beginning of year	2,134,559,956	2,665,229,398

End of period	$2,314,873,111	$2,134,559,956

*	Class T Shares were liquidated on September 21, 2018.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses	Portfolio Turnover Rate
Class AAA
2019(c)	$49.44	$ 0.08	$ 7.56	$ 7.64	—	—	—	$0.00	$57.08	15.5%	$1,695,374	0.31%(d)	1.36%(d)(e)	2%
2018	58.97	0.19	(4.77)	(4.58)	$(0.17)	$(4.78)	$(4.95)	0.00	49.44	(7.7)	1,566,040	0.32	1.35(e)	2
2017	53.33	0.09	10.67	10.76	(0.09)	(5.03)	(5.12)	0.00	58.97	20.2	1,973,845	0.15	1.35(e)	2
2016	54.10	0.33	5.96	6.29	(0.42)	(6.64)	(7.06)	0.00	53.33	11.6	1,966,374	0.59	1.36(e)	3
2015	65.39	0.20	(3.93)	(3.73)	(0.21)	(7.35)	(7.56)	0.00	54.10	(5.9)	2,160,274	0.31	1.35(e)	3
2014	65.31	0.19	3.04	3.23	(0.17)	(2.98)	(3.15)	0.00	65.39	4.9	3,011,541	0.28	1.35	5
Class A
2019(c)	$48.88	$ 0.08	$ 7.48	$ 7.56	—	—	—	$0.00	$56.44	15.5%	$ 38,866	0.31%(d)	1.36%(d)(e)	2%
2018	58.36	0.19	(4.72)	(4.53)	$(0.17)	$(4.78)	$(4.95)	0.00	48.88	(7.7)	29,477	0.32	1.35(e)	2
2017	52.80	0.09	10.57	10.66	(0.07)	(5.03)	(5.10)	0.00	58.36	20.2	39,598	0.15	1.35(e)	2
2016	53.62	0.33	5.90	6.23	(0.41)	(6.64)	(7.05)	0.00	52.80	11.6	56,913	0.59	1.36(e)	3
2015	64.88	0.20	(3.91)	(3.71)	(0.20)	(7.35)	(7.55)	0.00	53.62	(5.9)	74,447	0.31	1.35(e)	3
2014	64.82	0.19	3.02	3.21	(0.17)	(2.98)	(3.15)	0.00	64.88	4.9	110,428	0.28	1.35	5
Class C
2019(c)	$44.91	$(0.11)	$ 6.86	$ 6.75	—	—	—	$0.00	$51.66	15.0%	$ 37,485	(0.45)%(d)	2.11%(d)(e)	2%
2018	54.28	(0.23)	(4.36)	(4.59)	—	$(4.78)	$(4.78)	0.00	44.91	(8.4)	40,549	(0.43)	2.10(e)	2
2017	49.72	(0.32)	9.91	9.59	—	(5.03)	(5.03)	0.00	54.28	19.3	63,821	(0.59)	2.10(e)	2
2016	50.87	(0.08)	5.57	5.49	—	(6.64)	(6.64)	0.00	49.72	10.8	72,850	(0.16)	2.11(e)	3
2015	62.21	(0.27)	(3.72)	(3.99)	—	(7.35)	(7.35)	0.00	50.87	(6.6)	96,670	(0.44)	2.10(e)	3
2014	62.58	(0.30)	2.91	2.61	—	(2.98)	(2.98)	0.00	62.21	4.1	125,548	(0.47)	2.10	5
Class I
2019(c)	$49.30	$ 0.15	$ 7.54	$ 7.69	—	—	—	$0.00	$56.99	15.6%	$ 543,148	0.56%(d)	1.11%(d)(e)	2%
2018	58.85	0.34	(4.78)	(4.44)	$(0.33)	$(4.78)	$(5.11)	0.00	49.30	(7.5)	498,494	0.57	1.10(e)	2
2017	53.22	0.23	10.68	10.91	(0.25)	(5.03)	(5.28)	0.00	58.85	20.5	587,964	0.40	1.10(e)	2
2016	54.01	0.47	5.95	6.42	(0.57)	(6.64)	(7.21)	0.00	53.22	11.8	494,078	0.84	1.11(e)	3
2015	65.33	0.37	(3.94)	(3.57)	(0.40)	(7.35)	(7.75)	0.00	54.01	(5.6)	480,480	0.57	1.10(e)	3
2014	65.25	0.35	3.06	3.41	(0.35)	(2.98)	(3.33)	0.00	65.33	5.2	374,638	0.52	1.10	5

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2019, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Asset Fund was organized on November 25, 1985 as a Massachusetts business trust and commenced investment operations on March 3, 1986. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is growth of capital. The Fund’s secondary goal is to provide current income.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$ 39,996,634	$ 114,160	—	$ 40,110,794
Airlines	141,136	17,000	—	158,136
Manufactured Housing and Recreational Vehicles	5,778,434	450,000	—	6,228,434
Other Industries (a)	2,257,973,140	—	—	2,257,973,140
Total Common Stocks	2,303,889,344	581,160	—	2,304,470,504
Closed End Funds (a)	7,026,093	—	—	7,026,093
Preferred Stocks (a)	—	530,544	—	530,544
Rights (a)	—	—	$200	200
U.S. Government Obligations	—	3,652,444	—	3,652,444
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,310,915,437	$4,764,148	$200	$2,315,679,785

(a)	Please refer to the SOI for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2019, the Fund did not have material transfers into or out of Level 3.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2019, the Fund did not hold restricted securities.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2019, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to utilization of tax equalization and prior year long term capital gain reversal on real estate investment trusts. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$9,562,188
Net long term capital gains	206,021,065

Total distributions paid	$215,583,253

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision For Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2019:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$723,522,700	$1,616,837,146	$(24,680,061)	$1,592,157,085

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2019, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $2,000. The Chairman of the Nominating Committee receives $1,000 annually. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2019, other than short term securities and U.S. Government Obligations, aggregated $37,022,925 and $214,384,479, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2019, the Fund paid $67,175 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $4,409 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2019, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed broker arrangement during this period was $9,409.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2019, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 4, 2020 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2019, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2019 was $3,839,613 with a weighted average interest rate of 3.33%. The maximum amount borrowed at any time during the six months ended June 30, 2019 was $27,277,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2019 and the year ended December 31, 2018, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	154,022	$8,403,831	376,365	$22,027,493
Shares issued upon reinvestment of distributions	—	—	2,788,826	136,609,152
Shares redeemed	(2,130,294)	(116,105,719)	(4,957,588)	(291,902,418)

Net decrease	(1,976,272)	$(107,701,888)	(1,792,397)	$(133,265,773)

Class A
Shares sold	154,265	$8,437,335	109,905	$6,039,598
Shares issued upon reinvestment of distributions	—	—	48,229	2,335,787
Shares redeemed	(68,684)	(3,745,997)	(233,549)	(13,813,226)

Net increase/(decrease)	85,581	$4,691,338	(75,415)	$(5,437,841)

Class C
Shares sold	11,087	$530,056	82,728	$4,404,893
Shares issued upon reinvestment of distributions	—	—	81,680	3,634,745
Shares redeemed	(188,419)	(9,407,818)	(437,185)	(23,585,833)

Net decrease	(177,332)	$(8,877,762)	(272,777)	$(15,546,195)

Class I
Shares sold	280,403	$15,362,798	1,377,477	$81,871,346
Shares issued upon reinvestment of distributions	—	—	894,832	43,703,607
Shares redeemed	(861,954)	(46,918,865)	(2,151,276)	(126,610,945)

Net increase/(decrease)	(581,551)	$(31,556,067)	121,033	$(1,035,992)

Class T*
Shares redeemed	—	—	(19)	$(1,176)

Net decrease	—	—	(19)	$(1,176)

*	Class T Shares were liquidated on September 21, 2018.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 21, 2019, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2018) of the Fund against a peer group of ten other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional multi-cap core funds, regardless of asset size or primary channel of distribution, as represented by Lipper Multi-Cap Core Index. The Independent Board Members noted that the Fund’s performance was in the second quartile for the one year, three year, and five year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the third quintile for the one year, three year, and ten year periods, and in the fourth quintile for the five year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a large portion of the Fund’s portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of twelve other multi-cap core funds selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average within these peer groups and the Fund’s size was generally larger than or comparable to these peers. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●  Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●  Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment

Officer,

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President,

G.research, LLC

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q219SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)    Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)    Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Gabelli Asset Fund

By (Signature and Title)*      /s/ Bruce N. Alpert

                                                Bruce N. Alpert, Principal Executive Officer

Date    9/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Bruce N. Alpert

                                                Bruce N. Alpert, Principal Executive Officer

Date    9/5/19

By (Signature and Title)*      /s/ John C. Ball

                                                John C. Ball, Principal Financial Officer and Treasurer

Date    9/5/19

* Print the name and title of each signing officer under his or her signature.